Gain on Disposal of Investment in Joint Venture	9 Months Ended
Sep. 30, 2022
Gain Loss On Disposal Of Investments In Joint Venture [Abstract]
Gain on disposal of investment in joint venture
7.	Gain on disposal of investment in joint venture

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Gain on disposal of interests in JV	4,660,853	—

The gain reported in the current year relates to the disposal of the group’s 46% interest in Alvarium Investment (NZ) Limited and 23% interests in Templeton C&M Holdco Limited and NZ PropCo Holdings Limited. On 30 September 2022 the Group fully disposed of its investments in these joint ventures in return for cash consideration of £7.3m. £2.7m of this consideration is deferred, with £692k being receivable on 30 September 2023 and £1,975k being receivable in ten equal instalments over the next 5 years. The remaining £4.6m of consideration is included in accrued income at 30 September 2022 and was received on 3 October 2022.
Non-current
consideration receivable has been recognised at present value using a discount rate of 8%.